Mineral interests (Tables)	6 Months Ended
Jun. 30, 2023
Mineral interests
Schedule of mineral interests

	Mineral
June 30, 2023	Streams	Royalties	Total (1)
Cost
As at January 1, 2023	$1,281,254	$285,857	$1,567,111
Additions (2)	76,700	524,808	601,508
Disposals (3)	—	(3,000)	(3,000)
As at June 30, 2023	$1,357,954	$807,665	$2,165,619

Accumulated depletion and impairments
As at January 1, 2023	$(284,095)	$(54,845)	$(338,940)
Depletion	(22,061)	(9,607)	(31,668)
As at June 30, 2023	$(306,156)	$(64,452)	$(370,608)
Carrying value	$1,051,798	$743,213	$1,795,011

	Mineral
December 31, 2022	Streams	Royalties	Total(1)
Cost
As at January 1, 2022	$1,277,091	$234,476	$1,511,567
Additions(4)	4,163	53,782	57,945
Disposals(5)	—	(2,401)	(2,401)
As at December 31, 2022	$1,281,254	$285,857	$1,567,111

Accumulated depletion and impairments
As at January 1, 2022	$(244,506)	$(41,828)	$(286,334)
Depletion	(39,589)	(9,417)	(49,006)
Impairment charges(6)	—	(3,600)	(3,600)
As at December 31, 2022	$(284,095)	$(54,845)	$(338,940)
Carrying value	$997,159	$231,012	$1,228,171
1.	Includes 1,186,455 (2022: $1,036,220) of depletable mineral interest and $608,556 (2022: $191,951) of non-depletable mineral interest.
2.	Reflects acquisition of Maverix, including transaction costs that have been capitalized during the first quarter of 2023. In addition, Triple Flag acquired the Agbaou royalty in the second quarter of 2023 for $15,463 and funded an additional $3,667 for the Clean Air Metals royalty.
3.	Reflects the Eastern Borosi royalty buy-down in the second quarter of 2023 which resulted in a loss of $1,000.
4.	Reflects NCU Royalty and Stream amendment, acquisition of Clean Air Metals royalty, Beaufor royalty, and Sofia royalty. Transaction costs incurred to date have been capitalized.
5.	Reflects Talon royalty buy-down in 2022 which resulted in a gain of $2,099.
6.	Reflects impairment charge taken for the Beaufor royalty in 2022.